NOTES PAYABLE	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
NOTES PAYABLE
Debt Disclosure [Text Block]

8.       NOTES PAYABLE

(a) Convertible Loans Payable

During the three months ended June 30, 2019, the Company received loans from new and existing investors totaling $950,000 pursuant to an up to $9,000,000 convertible note offering. The convertible notes bear interest at a fixed rate of 1% per month and will be payable, along with the principal amount, on the earlier of (the "Maturity Date"): (a) March 30, 2020 and (b) the consummation of the offering, provided that the Company raises in one or more tranches aggregate gross proceeds of no less than US$9,000,000. The convertible notes will be convertible into equity of the Company upon the following events on the following terms:

•

On the Maturity Date, the outstanding principal and accrued and unpaid interest under the convertible notes will be converted into shares of common stock at a conversion price of US$6.80 per share (the “Conversion Price”).

•

Upon a change of control transaction prior to the Maturity Date, the outstanding principal and accrued and unpaid interest under the convertible notes would, at the election of the holders of a majority of the outstanding principal of the loans under the offering, be either (i) payable upon demand as of the closing of such change of control transaction or (ii) convertible into shares of the Company’s common stock immediately prior to such change of control transaction at a price per share equal to the lesser of (x) the Conversion Price, or (y) the per share consideration to be received by the holders of the common stock in such change of control transaction.

In the event the Company raises capital through the sale of Common Stock for cash during the period ending on the three year anniversary of the earliest issuance date of the convertible notes, and the price per share thereof (the “Offering Price”) is less than the original Conversion Price, then in such event the Company shall issue to all convertible loan holder at, at no further cost, additional shares of common stock equal to the number of conversion shares the holders would have received upon conversion if the Conversion Price equaled the Offering Price, less the number of shares of conversion shares actually issued on or as of the Maturity Date. Since the Company has early adopted ASU 2017-11, the anti-dilution protection clause does not contribute to the conversion feature to be a derivative liability.

The interest accrued on these convertible loans for the three months ended June 30, 2019 was $4,450.

(b) Term Loans

During the quarter ended June 30, 2019, an affiliate of one of the Company’s major shareholders who is also a director provided a loan of $500,000. This loan bears interest at a fixed rate of 1% per month and is to be repaid on the earlier of May 8, 2021, the date of receipt of an aggregate of $10,000,000 in gross proceeds from the sale of the Company’s securities subsequent to the issue date of the loan or the date of a change of control of the Company.

The interest  accrued as at June 30, 2019 was $8,833 (June 30, 2018 - $Nil).

8.	NOTES PAYABLE

(a)	Demand Note payable

The Company had an outstanding note payable (“Notes”) of $Nil at March 31, 2019 ($51,479 – March 31, 2018), which was acquired from IMT on April 21, 2016. The Note and interest was repaid during the year ended March 31, 2019.

Balance March 31, 2017	330,600
Accrued interest	8,497
Repayment	(287,618)
Balance, March 31, 2018	$51,479
Accrued interest	1,496
Repayment	(52,975)
Balance, March 31, 2019	$-

Interest expense incurred on the Note totaled $1,496 for the year ended March 31, 2019 (March 31, 2018 - $8,497), which was included in accrued liabilities until it was paid off.

(b)	Promissory Notes Payable

In February 2014, the Company borrowed $200,000 for an existing investor under the terms of a secured promissory note (“Promissory Note”). The Promissory Note bears interest at a simple interest rate equal to 10% per annum and interest is payable quarterly. Interest expenses incurred on the Promissory Note totaled $Nil for year ended March 31, 2019 (March 31, 2018 - $12,957). The Promissory Note was paid in full during the year ended March 31, 2018.

(c)	Short term Loan

In December 2017, a company controlled by a Board member made a short-term loan to the Company of $400,000 with interest at 1.5% per month. Interest expenses totaled $Nil for the year ended March 31, 2019 (March 31, 2018 -$3,200). The Company repaid this note with interest of $3,200 during the year ended March 31, 2018.

(d)	Convertible Loans Payable

(1) In December 2016, several shareholders of the Company agreed to advance the Company $1,500,000 of convertible notes in three tranches: $500,000 upon origination of the convertible loans and $500,000 on each of January 15, 2017 and February 15, 2017. A further $500,000 was advanced in March 2017 to bring the total of these convertible loans to approximately $2,000,000. The convertible loans bore interest at 6% until the original due date of March 31, 2017 and $17,488 was accrued and expensed as interest on these loans for the year ended March 31, 2017.

The convertible loans contain the following terms: convertible at the option of the holder at the price of the equity financing or payable on demand upon the completion of an equity financing greater than $5,000,000; automatically convertible at the price of the equity financing upon completion of an equity financing between $3,500,000 and $5,000,000; if no such equity financing is completed by November 15, 2017, then the loans shall become secured by a general security agreement over all assets of the Company; and, upon a change in control would either be payable on demand or convertible at the lesser of a price per share equal to that received by the parties in the change in control transaction or the market price of the shares. These conversion features were analyzed and determined to be contingent conversion features, accordingly, until the triggering event no beneficial conversion feature is recognized.

On August 14, 2017, the Company entered into an amendment to these convertible loans, whereby the interest was changed to a fixed rate of 12% per year from April 1, 2017 to August 14, 2017, and 3% per month from August 14, 2017 to maturity, which was extended to the earlier of March 31, 2018 or consummation of a qualified financing. The conversion feature was modified to contain the following terms:
upon the consummation of an equity or equity-linked round of with an aggregate gross proceeds of $7,000,000, without any action on part of the Holder, the outstanding principal, accrued and unpaid interest and premium amount equal to 25% of the principal amount less the accrued and unpaid interest, will be converted into shares of new round stock based upon the lesser of (a) the lowest issuance (or conversion) price of new round stock in case there is more than one tranche of new round stock or (b) $0.25.

Further, the Company issued warrants to these debt holders amounting to 20% of the aggregate principal of the convertible loans divided by the exercise price, which would be determined as the lowest of a new round stock in a qualified financing, the average volume weighted average price for the sixty trading days prior to January 31, 2018 or $0.25. The warrants have a term of five years. These amendments were treated as an extinguishment of the original debt; however, there was no gain or loss recognized and the new and amended debts were recognized as shown below.

An additional $2,999,975 was received from these shareholders during the year ended March 31, 2018 for a total of $4,999,975. For the year ended March 31, 2018, an additional $1,037,067 of interest was accrued and expensed on these convertible loans.

The Company has recognized a discount against the convertible loans for the relative fair value of the warrants and is accreting the discount using the effective interest rate method. The assumptions used in valuing the warrants using the binomial valuation model
were as follows: exercise price of $0.25, volatility of 114%, risk-free interest rate of 1.91% and a term of five
years. The Company evaluated the fair value of the warrants attached to the convertible notes as $548,178 and recorded $548,178 of accretion expense in the year ended March 31, 2018.

Balance, March 31, 2016	$-
Additional principal investment	2,000,000
Accrued Interest	17,488
Balance, March 31, 2017	2,017,488
Additional principal investment	2,999,975
Fair value of warrants	(548,178)
Accretion expense	548,178
Accrued Interest	1,037,067
Conversion of principal and interest	(6,054,530)
Balance, March 31, 2018 and March 31, 2019	$-

(2) In May 2017,
the Company’s Chinese joint venture partners loaned the Company $500,000 at an interest rate of 8% convertible into the Company’s common shares upon a capital raise (“Qualified Financing”) where gross proceeds exceed $3,000,000 at the lesser of $0.50 and the quotient of the outstanding balance on the conversion date by the price of the Qualified Financing. Additionally, the holders are entitled to warrants equaling 25% of the number of conversion shares to be issued at conversion.
During the year ended March 31, 2018 $33,556 of interest was accrued and expensed on these convertible loans.

Balance, March 31, 2017	$-
Additional principal investment	500,000
Accrued Interest	33,556
Conversion of principal and interest	(533,556)
Balance, March 31, 2018 and March 31, 2019	$-

(3)
In December 2017, investors of the Company advanced funds under a new convertible loan offering. These convertible loans bear interest at a fixed rate of 3% per month until the earlier of (a) January 31, 2018 and (b) the consummation of a qualified financing defined as gross proceeds of no less than $7,000,000 and up to $14,000,000 raised in one or more tranches.
On the maturity date, without any action on the part of the Holder, the outstanding principal and accrued and unpaid interest under the notes will be converted into shares of new round stock based upon a (15%) discount to the lesser of (i) (A) the VWAP average of the last 30 days ending on the closing of the qualified financing (or, in the event of multiple closings, the lowest VWAP average of the last 30 days ending on each closing of a qualified financing) in the event of a maturity date referred to in clause (b) of the definition thereof, or (B) the VWAP average of the last 30 days before the maturity date in the event of a maturity date referred to in clause (a) of the definition thereof, and (ii) ($0.18)
.
In January 2018, the terms of the new convertible loan offering were amended to extend the maturity date until March 31, 2018 and in March 2018 the terms of the loans were amended to change the definition of qualified financing as gross proceeds of no less than $2,000,000 and up to $14,000,000 raised in one or more tranches.

$3,611,400 was received from these investors during the twelve months ended March 31, 2018 and $201,928 of interest was accrued and expensed on these convertible loans for the twelve months ended March 31, 2018.

Balance, March 31, 2017	-
Additional principal investment	3,611,400
Accrued Interest	201,928
Conversion of principal and interest	(3,813,328)
Balance, March 31, 2018 and March 31, 2019	$-

(4)	Conversion of Notes Payable

	March 31, 2018
	Principal	Interest	Premium	Total Conversion Amount	Beneficial Conversion Feature	Number of Shares Converted
Convertible Notes Payable (December 2016 to December 2017)	$4,999,975	$1,054,555	$1,249,994	$7,304,523	$762,301	779,461
Chinese Convertible Loan	$500,000	$33,556	-	$533,556	$76,230	62,629
Convertible Notes Payable (December 2017 to March 2018)	$3,611,400	$201,928	-	$3,813,328	$550,598	406,918
Total	$9,111,375	$1,290,039	$1,249,994	$11,651,407	$1,389,129	1,249,008

(5)
Between April 1, 2018 and July 20, 2018, the Company received loans totaling $4,708,306 (which is inclusive of $31,673 that was capitalized interest which carried an interest rate of 1% per month) and of which $2,297,928 came from related parties. $4,732,853 of the loans and accrued and unpaid interest thereon were converted into 683,396 common shares as of July 20, 2018 at a 10% discount to the 30-day volume weighted average price (“VWAP”) of the Company’s stock price.

The tables below reflect the fair value and anti-dilution features of the convertible loans, which resulted in accretion expense related to the loans:

	At issuance				At July 20, 2018
	Principal	Conversion feature fair value					Ending
		Conversion	Anti-dilution	Fair value of debt	Accretion expense	Interest	balance before conversion
Convertible promissory note	$4,708,306	$406,744	$1,697,674	$2,603,888	$2,104,418	$24,547	$4,732,853

		Conversion	Anti-dilution	Total
Conversion feature fair value
At Issuance		$406,744	$1,697,674	$2,104,418
Fair value adjustment		$(406,744)	$68,821	$(337,923)
Balance allocated to equity on conversion		$-	$(1,766,495)	$(1,766,495)
Ending balance at March 31, 2019		$-	$-	$-

(6)       Between October 1, 2018 and March 31, 2019, the Company received $4,650,000 in new convertible loans (“New Loans”), which carry an interest rate of 1% per month and of which $1,050,000 came from related parties.

The schedules below reflect the accretion expense of $1,162,500 and interest expense of $198,117 being expensed in relation to the New Loans for the year ended March 31, 2019. The loan and accrued interest of $
6,010,617
was converted into 1,247,099 common shares on March 28, 2019 based on a
20
% discount to the 30-day VWAP of the Company’s stock price.

	At issuance	At March 28, 2019
	Principal	Accretion expense	Interest	Ending Balance
Convertible promissory note	$4,650,000	$1,162,500	$198,117	$6,010,617

(7)       During the year ended March 31, 2019, the Company received loans totaling $9,326,633 (
March 31, 2018 - $7,111,375) noted in (5) and (6), which carry an interest rate of
1% per month and of which $3,347,928 came from related parties. An accretion expense of $3,266,918 and a fair value adjustment of $337,923 was expensed for the year ended March 31, 2019 (March 31, 2018 - $1,937,308 accretion and $Nil and $Nil fair value adjustment).